Subordinated Debentures - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2008	Sep. 30, 2003	Dec. 31, 2013	Dec. 31, 2003	Oct. 08, 2008
Debt Disclosure [Abstract]
Variable rate capital securities with an aggregate liquidation amount		$ 10,000,000
Preferred security, Aggregate liquidation amount		1,000
Floating rate junior subordinated debentures				10,310,000
Percentage above LIBOR	3.10%		3.10%	3.10%
Interest rate to be received under swap agreement	Three-month London Interbank Lending Rate (Libor) plus 3.10%		Three-month LIBOR plus 3.10% adjusted quarterly
Quarterly variable interest rate			3.35%
Junior subordinated debentures maturity				2033
Junior subordinated debentures and capital securities redemption price					$ 1,000